Redeemable Investor Units - Summary of Investor Units Activity (Detail) - shares		1 Months Ended			9 Months Ended	12 Months Ended
	Aug. 10, 2020	Feb. 29, 2020	May 31, 2019	Mar. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Conversion				(38,111,001)	(12,472,242)
Investor Units III-E [Member]
Temporary Equity [Line Items]
Issued		1,471,623
OAK Street Health Inc and Affiliates [Member]
Temporary Equity [Line Items]
Beginning balance					11,000,619	10,975,101
Issued					1,471,623	25,518
Conversion	(200,286,312)				(12,472,242)
Ending Balance						11,000,619
OAK Street Health Inc and Affiliates [Member] | Investor Units I [Member]
Temporary Equity [Line Items]
Beginning balance					382,572	382,572
Conversion					(382,572)
Ending Balance	382,572					382,572
OAK Street Health Inc and Affiliates [Member] | Investor Units II [Member]
Temporary Equity [Line Items]
Beginning balance					509,796	509,796
Conversion					(509,796)
Ending Balance	509,796					509,796
OAK Street Health Inc and Affiliates [Member] | Investor Units III-A [Member]
Temporary Equity [Line Items]
Beginning balance					7,915,830	7,915,830
Conversion					(7,915,830)
Ending Balance						7,915,830
OAK Street Health Inc and Affiliates [Member] | Investor Units III-B [Member]
Temporary Equity [Line Items]
Beginning balance					568,613	568,613
Conversion					(568,613)
Ending Balance	568,613					568,613
OAK Street Health Inc and Affiliates [Member] | Investor Units III-C [Member]
Temporary Equity [Line Items]
Beginning balance					747,661	747,661
Conversion					(747,661)
Ending Balance	747,661					747,661
OAK Street Health Inc and Affiliates [Member] | Investor Units III-D [Member]
Temporary Equity [Line Items]
Beginning balance					876,147	850,629
Issued			25,518			25,518
Conversion					(876,147)
Ending Balance	876,147					876,147
OAK Street Health Inc and Affiliates [Member] | Investor Units III-E [Member]
Temporary Equity [Line Items]
Issued					1,471,623
Conversion					(1,471,623)
Ending Balance	1,471,623